Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Values of Financial Instruments

Note 17. Fair Values of Financial Instruments

Under the authoritative guidance on fair value measurements, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. Based on these approaches, the Company often utilizes certain assumptions about risk and or the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable inputs. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Based on the observability of the inputs used in the valuation techniques, the Company is required to provide the following information according to the fair value hierarchy. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value will be classified and disclosed in one of the three following categories:

Level 1	Quoted prices in active markets for identical assets or liabilities;

Level 2	Quoted prices in active markets for similar assets and liabilities and inputs that are observable for the asset or liability; or

Level 3	Unobservable inputs, such as discounted cash flow models or valuations.

The determination of where assets and liabilities fall within this hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The fair value estimates, methods and assumptions used by the Company in estimating its fair value disclosures for financial instruments were:

Cash and Due from Banks and Interest Bearing Deposits with Banks

The carrying amounts reported in the balance sheet for these instruments approximate fair value because of their immediate and shorter-term maturities, which is considered to be three months or less at the time of purchase.

Securities Available-for-Sale

Fair values for investment securities are based on quoted market prices, when available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments. When neither quoted prices nor comparable instruments are available, unobservable inputs are needed to form an expected future cash flow analysis to establish fair values. Level 2 securities include debt securities which include obligations of U. S. Government agencies and corporations, mortgage-backed securities and state, county and municipal bonds. Level 3 securities consist of a pooled trust preferred security.

The following table presents assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2011:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S.
Government agencies	$—	$234,938,488	$—	$234,938,488
Mortgage-backed securities	—	35,117,858	—	35,117,858
Other Investments	—	102,422,164	2,029,295	104,451,459

	$—	$372,478,510	$2,029,295	$374,507,805

The following table presents assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2010:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S.
Government agencies	$—	$186,157,928	$—	$186,157,928
Mortgage-backed securities	—	37,759,943	—	37,759,943
Other Investments	—	98,927,753	1,884,677	100,812,430

	$—	$322,845,624	$1,884,677	$324,730,301

The following table reports the activity in assets measured at fair value on a recurring basis using significant unobservable inputs, during the years ended December 31, 2011 and 2010.

	2011	2010
Balance at January 1	$1,884,677	$2,145,396
Realized gains (losses)	—	—
Unrealized gains (losses) included in other comprehensive income	144,618	(260,719)
Purchases, issuances and settlements	—	—
Transfers in and/or out of Level 3	—	—

Balance at December 31	$2,029,295	$1,884,677

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at reporting date	$—	$—

As of December 31, 2011 and 2010, management determined, based on the current credit ratings, known defaults and deferrals by the underlying banks and the degree to which future defaults and deferrals would be required to occur before the cash flow for the Company’s tranche is negatively impacted, that no other-than-temporary impairment exists.

The Company recorded no gains or losses in earnings for the period that were attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.

Net Loans

For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values. The fair values for other loans (i.e., commercial real estate and rental property mortgage loans, commercial and industrial loans, financial institution loans, and agricultural loans) are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality.

Impaired Loans

Loans considered impaired are reserved for at the time the loan is identified as impaired taking into account the fair value of the collateral less estimated selling costs. Collateral may be real estate and/or business assets including but not limited to, equipment, inventory and accounts receivable. The fair value of real estate is determined based on appraisals by qualified licensed appraisers. The fair value of the business assets is generally based on amounts reported on the business’s financial statements. Appraised and reported values may be adjusted based on management’s historical knowledge, changes in market conditions from the time of valuation and management’s knowledge of the client and the client’s business. Since not all valuation inputs are observable, these nonrecurring fair value determinations are classified Level 3. Impaired loans are reviewed and evaluated on at least a quarterly basis for additional impairment and adjusted accordingly, based on the same factors previously identified.

Other real estate owned

OREO is comprised of commercial and residential real estate obtained in partial and total satisfaction of loan obligations. OREO acquired in settlement of indebtedness is recorded at fair value of the real estate, less costs to sell. Subsequently, it may be necessary to record nonrecurring fair value adjustments for decline in fair value. Fair value, when recorded, is determined based on appraisals by qualified licensed appraisers and adjusted for management’s estimates of costs to sell. As such, values for OREO are classified as Level 3.

The following table presents assets measured at fair value on a nonrecurring basis during December 31, 2011 and 2010 and were still held at those respective dates:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
December 31, 2011
Impaired loans	$—	$—	$1,790,135	$1,790,135
Other real estate owned	—	—	3,056,902	3,056,902

	$—	$—	$4,847,037	$4,847,037

December 31, 2010
Impaired loans	$—	$—	$2,680,775	$2,680,775
Other real estate owned	—	—	2,172,198	2,172,198

	$—	$—	$4,852,973	$4,852,973

Impaired loans with a carrying value of $2,956,731 and $4,159,181 had an allocated allowance for loan losses of $1,166,596 and $1,478,406 at December 31, 2011 and 2010, respectively. The allocated allowance is based on the carrying value of the impaired loan and the fair value of the underlying collateral less estimated costs to sell.

After monitoring the carrying amounts for subsequent declines or impairment after foreclosure, management determined that a fair value adjustment to OREO in the amount of $265,876 and $537,429 was necessary and was recorded during the year ended December 31, 2011 and 2010, respectively.

Federal Funds Sold and Securities Sold Under Agreement to Repurchase

Due to the short term nature of these instruments, the carrying amount is equal to the fair value.

Deposits

The fair values for demand deposits, NOW and money market accounts and savings accounts are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). The carrying amounts for variable-rate, fixed-term money market accounts and time deposits approximate their fair values at the reporting date. Fair values for fixed-rate time deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered on similar deposits to a schedule of aggregated expected monthly maturities on time deposits.

Federal Home Loan Bank Borrowings

The fair value of FHLB advances is based on discounted cash flow analysis.

Off-Balance Sheet Instruments

The fair value of commitments to extend credit and letters of credit are estimated using fees currently charged to enter into similar agreements. The fees associated with these financial instruments are not material.

The following represents the carrying value and estimated fair value of the Company’s financial instruments at December 31, 2011 and 2010:

	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets
Cash and due from banks	$35,407,715	$35,407,715	$16,963,393	$16,963,393
Interest bearing deposits with banks	3,990,521	3,990,521	1,155,588	1,155,588
Securities available-for-sale	374,507,805	374,507,805	324,730,301	324,730,301
Net loans	382,580,529	382,174,094	415,496,720	415,605,513

Financial liabilities
Deposits	$572,338,135	$572,388,706	$537,429,723	$537,751,275
Federal Home Loan Bank advances	68,500,000	71,950,022	84,400,000	88,038,797
Federal funds purchased	—	—	2,500,000	2,500,000
Securities Sold under Agreement to Repurchase	120,220,433	120,220,433	110,483,437	110,483,437